Stock-Based Compensation Plans (Tables)	9 Months Ended
Jan. 31, 2022
Stock-based Compensation Plans
Schedule of prepaid compensation

Stock-based compensation expense	Nine Months Ended Jan. 31, 2022	Nine Months Ended Jan. 31, 2021	Three Months Ended Jan. 31, 2022	Three Months Ended Jan. 31, 2021
Chief Executive Officer	$40,608	$121,824	$—	$40,608
Chief Financial Officer	40,608	121,824	—	40,608
Chief Marketing Officer	109,547	3,492	89,436	5,201
Related party consultant	25,908	58,135	—	19,378
VP of Digital Strategy	5,603	22,711	1,586	1,039
Marketing consultant	111,156	—	37,052	—
Marketing consultant	377,704	—	125,901	—
Member of board of directors	100,000	—	100,000	—
Director of Business Development	300,000	—	300,000	—
Business consultant	25,908	58,135	—	19,378
Total stock-based compensation expense	$1,137,042	$386,121	$653,975	$126,212

The table below presents the prepaid compensation expense as of January 31, 2022 and April 30, 2021:

Description	Jan. 31, 2022	April 30, 2021
Chief Executive Officer	$—	$40,608
Chief Financial Officer	—	40,608
Related party consultant	—	25,908
Business consultant	—	25,908
Marketing consultant	7,249	380,441
Marketing consultant	2,738	118,405
Total	$9,987	$631,878

Schedule of prepaid compensation

Description	Jan. 31, 2022	April 30, 2021
Chief Executive Officer	$—	$40,608
Chief Financial Officer	—	40,608
Related party consultant	—	25,908
Business consultant	—	25,908
Marketing consultant	7,249	380,441
Marketing consultant	2,738	118,405
Total	$9,987	$631,878